UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-7702
                                   ----------

Value Line Asset Allocation Fund, Inc.
---------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2005
                         --------------

Date of reporting period: September 30, 2004
                          ------------------

Item I.  Reports to Stockholders.
-------  ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/04 is included with this Form.

Item 2.  Code of Ethics
-------  --------------

         Not applicable.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         Not applicable.

Item 10.  Controls and Procedures.
--------  ------------------------

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

     (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------


     (a)  Not applicable.

     (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By        /s/ Jean B. Buttner
         ------------------------------
         Jean B. Buttner, President


Date:    December 9, 2004
         ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ David T. Henigson
         --------------------------------------------------------------------
         David T. Henigson, Vice President, Treasurer, Principal Financial
         Officer


Date: December 9, 2004
      ----------------


================================================================================

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
REGISTERED PUBLIC      300 Madison Avenue
ACCOUNTING FIRM        New York, NY 10017
LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Jeffrey D. Geffen
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT and
                       SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                        #531315

--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------




                                   VALUE LINE
                                     ASSET
                                  ALLOCATION
                                   FUND, INC.




                               [VALUE LINE LOGO]

VALUE LINE ASSET ALLOCATION FUND, INC.

                                                         To Our Value Line Asset
================================================================================

To Our Shareholders:

For the six months ended September 30, 2004, the Value Line Asset Allocation Fund had a total return of -0.26%. This compared with a total return of -0.18% for the Standard & Poor's 500 Stock Index(1) and a total return of 0.31% for the Lehman Government/Credit Bond Index(2). Thus, though there were hills and bumps along the way, final results for the period were quite flat.

Your Fund has outpaced its peer group for the 10-, 5-, and 1-year periods ending September 30th, as measured by the Lipper Flexible Portfolio Fund Index(3). For ten years, the Fund earned a total return of 215.83% versus 107.46% for the Lipper Index; for five years, 10.75% versus 6.07%; and for one year, 12.20% versus 11.02%(4).

Our asset allocation model has maintained a moderately favorable stance toward stocks over the past 18 months. As of September 30th, the Fund was about 74% invested in stocks, with the remainder split about evenly between bonds and cash. This stance is essentially where the Fund began the six-month period. The allocation among asset groups is guided by Value Line's proprietary stock and bond market models, which incorporate a number of financial and economic variables. According to our stock market model, the relatively low level of interest rates is one factor that continues to favor stocks over bonds and cash.

As for stock selection, we invest in companies with strong earnings momentum and strong stock price momentum. If momentum falters on either measure, the stock becomes a likely candidate for sale. This discipline has served us well over the years by quickly eliminating laggards and putting the money to work in proven winners.

Thank you for investing with us.

                                                Sincerely,

                                                /s/ Jean Bernhard Buttner

                                                Jean Bernhard Buttner
                                                CHAIRMAN and PRESIDENT

October 26, 2004

--------------------------------------------------------------------------------
(1) THE S&P 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN
    UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, SO IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(2) THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX CONSISTS OF GOVERNMENT, INVESTMENT-GRADE AND MORTGAGE-BACKED BONDS AND IS REPRESENTATIVE OF THE BROAD BOND MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, SO IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(3) THE LIPPER FLEXIBLE PORTFOLIO FUNDS ALLOCATE INVESTMENTS ACROSS VARIOUS ASSET CLASSES, INCLUDING DOMESTIC COMMON STOCKS, BONDS, AND MONEY MARKET INSTRUMENTS WITH A FOCUS ON TOTAL RETURN. IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS PEER GROUP.

(4) THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER
    THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN
    PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END. THE INVESTMENT
    RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT,WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL
    COST.
--------------------------------------------------------------------------------
2

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

Allocation Fund Shareholders
================================================================================

Economic Observations

The economic expansion, which proceeded at an average pace of better than 4% from the middle of 2003 through the early months of this year, has shown some definite signs of slowing since that time. Although the economy is hardly faltering, with housing, employment, and capital goods demand still rather firm, it is hard to envision the nation's gross domestic product, in the face of mounting energy cost pressures, expanding by much more than a 3% average rate over the final months of this year or during 2005.

Overall, though, this continuing moderate, but likely sustainable, pace of growth and accompanying modest inflation, should have positive ramifications, as they will probably encourage the Federal Reserve Board, which has raised interest rates three times this year, to pursue a measured and cautious monetary tightening program over the next few quarters. Our feeling is that the Fed will increase borrowing costs sufficiently to keep inflation subdued, but not aggressively enough to derail the present, moderate business expansion.

Our current economic forecast, meantime, excludes allowances for a further escalation in global military conflict, a new incidence of global terrorism, or an additional significant runup in oil prices, none of which can be predicted with any degree of accuracy as to scope or timing.

Performance Data:*

                                                              AVERAGE ANNUAL
                                                               TOTAL RETURN
                                                             ---------------
 1 year ended 9/30/04 ......................................      +12.20%
 5 years ended 9/30/04 .....................................       +2.06%
10 years ended 9/30/04 .....................................      +12.19%

================================================================================
 * THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE
   INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO
   THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF
   FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE
   PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.


--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.
================================================================================

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 through September 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                       EXPENSES*
                                                                                      PAID DURING
                                                        BEGINNING        ENDING         PERIOD
                                                         ACCOUNT         ACCOUNT        4/1/04
                                                          VALUE           VALUE          THRU
                                                         4/1/04          9/30/04        9/30/04
                                                     --------------   ------------   ------------
Actual ...........................................     $ 1,000.00     $   997.37        $ 5.66
Hypothetical (5% return before expenses) .........     $ 1,000.00     $ 1,019.40        $ 5.71

================================================================================
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.13% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 TO
  REFLECT THE ONE-HALF PERIOD.


--------------------------------------------------------------------------------
4

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

Portfolio Highlights at September 30, 2004 (unaudited)
================================================================================

Ten Largest Common Stock Holdings

                                                                             PERCENTAGE
ISSUE                                              SHARES       VALUE       OF NET ASSETS
------------------------------------------------------------------------------------------
Cooper Companies, Inc. ........................    11,400     $781,470           0.6%
Harman International Industries, Inc. .........     7,000      754,250           0.6
Wells Fargo & Company .........................    12,000      715,560           0.6
Landstar System, Inc. .........................    11,200      657,216           0.5
Armor Holdings, Inc. ..........................    15,700      653,277           0.5
XTO Energy, Inc. ..............................    20,000      649,600           0.5
Zebra Technologies Corp., Class "A" ...........    10,350      631,454           0.5
Ecolab Inc. ...................................    20,000      628,800           0.5
Murphy Oil Corporation ........................     7,000      607,390           0.5
Entergy Corporation ...........................    10,000      606,100           0.5

--------------------------------------------------------------------------------
Asset Allocation


                                  [PIE CHART]

                          Stocks                  74%
                          Bonds & Notes           14%
                          Cash & Other            12%

--------------------------------------------------------------------------------
Equity Sector Weightings


                                  [BAR CHART]

                      Consumer Discretionary          23%
                      Industrials                     21%
                      Financials                      17%
                      Health Care                     15%
                      Information Technology           6%
                      Energy                           6%
                      Materials                        5%
                      Utilities                        3%
                      Consumer Staples                 3%
                      Telecommunication Services       1%

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Schedule of Investments (unaudited)
================================================================================

    SHARES                                                         VALUE
----------------------------------------------------------------------------

                 COMMON STOCKS (74.2%)

                 ADVERTISING (0.8%)
    19,000       Harte-Hanks, Inc. ..........................   $    475,190
    10,000       R.H. Donnelley Corp.* ......................        493,600
                                                                ------------
                                                                     968,790

                 AEROSPACE/DEFENSE (1.6%)
    15,700       Armor Holdings, Inc.* ......................        653,277
     4,500       Engineered Support Systems, Inc. ...........        205,380
     8,500       Moog Inc. Class "A"* .......................        308,550
     4,400       Precision Castparts Corp. ..................        264,220
     7,000       Rockwell Collins, Inc. .....................        259,980
     8,200       United Defense Industries, Inc.* ...........        327,918
                                                                ------------
                                                                   2,019,325

                 AIR TRANSPORT (0.6%)
     7,400       EGL, Inc.* .................................        223,924
     6,000       FedEx Corp. ................................        514,140
                                                                ------------
                                                                     738,064

                 APPAREL (0.4%)
     1,700       Kellwood Co. ...............................         61,965
     3,600       Oxford Industries, Inc. ....................        134,100
     8,000       Polo Ralph Lauren Corp. Class "A" ..........        290,960
                                                                ------------
                                                                     487,025

                 AUTO PARTS (1.0%)
     9,200       Autoliv Inc. ...............................        371,680
     6,000       Eaton Corp. ................................        380,460
     9,000       Johnson Controls, Inc. .....................        511,290
                                                                ------------
                                                                   1,263,430

                 AUTO & TRUCK (0.4%)
     9,600       Oshkosh Truck Corp. ........................        547,776

                 BANK (3.4%)
    11,000       Bank of Hawaii Corp. .......................        519,750
     6,000       Compass Bancshares, Inc. ...................        262,920
    12,600       F.N.B. Corp. ...............................        278,838
     5,000       M & T Bank Corp. ...........................        478,500
    22,000       Popular, Inc. ..............................        578,600
     8,000       R&G Financial Corp. Class "B" ..............        309,200


    SHARES                                                         VALUE
----------------------------------------------------------------------------
    10,600       UCBH Holdings, Inc. ........................   $    414,142
     9,000       Webster Financial Corp. ....................        444,510
    12,000       Wells Fargo & Co. ..........................        715,560
     6,700       Westamerica Bancorporation .................        367,763
                                                                ------------
                                                                   4,369,783

                 BANK -- CANADIAN (0.3%)
    10,000       Bank of Montreal . .........................        436,600

                 BANK -- MIDWEST (1.8%)
    12,000       Associated Banc-Corp. ......................        384,840
    12,127       Commerce Bancshares, Inc. ..................        583,187
     7,000       First Horizon National Corp. ...............        303,520
    14,500       First Midwest Bancorp, Inc. ................        501,120
    12,000       Huntington Bancshares Inc. .................        298,920
     9,200       TCF Financial Corp. ........................        278,668
                                                                ------------
                                                                   2,350,255

                 BEVERAGE --
                   ALCOHOLIC (0.2%)
     7,200       Constellation Brands, Inc.
                   Class "A"* ...............................        274,032

                 BEVERAGE --
                   SOFT-DRINK (0.1%)
     5,000       Cott Corp.*. ...............................        144,200

                 BIOTECHNOLOGY (0.6%)
     8,000       Gen-Probe Incorporated* ....................        318,960
    17,000       Medicines Company (The)*. ..................        410,380
                                                                ------------
                                                                     729,340

                 BUILDING MATERIALS (0.3%)
     5,300       Simpson Manufacturing Co., Inc.*. ..........        334,960

                 CANADIAN ENERGY (0.5%)
     8,000       EnCana Corp.. ..............................        370,400
    12,000       Talisman Energy Inc.. ......................        310,800
                                                                ------------
                                                                     681,200

                 CEMENT &
                   AGGREGATES (0.2%)
     3,000       Ceradyne, Inc.* ............................        131,730
     2,000       Florida Rock Industries, Inc.. .............         97,980
                                                                ------------
                                                                     229,710

--------------------------------------------------------------------------------
6

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                              September 30, 2004
================================================================================

    SHARES                                                         VALUE
----------------------------------------------------------------------------

                 CHEMICAL --
                   DIVERSIFIED (0.9%)
     6,000       Cytec Industries Inc. ......................   $    293,700
     6,000       Potash Corporation of
                   Saskatchewan Inc. ........................        385,020
     6,400       3M Company. ................................        511,808
                                                                ------------
                                                                   1,190,528

                 CHEMICAL --
                   SPECIALTY (0.9%)
    20,000       Ecolab Inc. ................................        628,800
    13,000       Praxair, Inc. ..............................        555,620
                                                                ------------
                                                                   1,184,420
                 COAL (0.5%)
    10,000       Joy Global Inc. ............................        343,800
     5,300       Peabody Energy Corp. .......................        315,350
                                                                ------------
                                                                     659,150

                 COMPUTER &
                   PERIPHERALS (0.7%)
     4,400       ScanSource, Inc.* ..........................        280,720
    10,350       Zebra Technologies Corp.
                   Class "A"* ...............................        631,454
                                                                ------------
                                                                     912,174

                 COMPUTER SOFTWARE &
                   SERVICES (2.0%)
     8,300       Autodesk, Inc. .............................        403,629
    12,000       Cognizant Technology Solutions
                   Corp. Class "A"* .........................        366,120
     7,700       Cognos Inc.* ...............................        273,504
     7,000       First Data Corp. ...........................        304,500
     6,000       Infosys Technologies Limited
                   (ADR) ....................................        339,600
    11,200       Intergraph Corp.* ..........................        304,304
     9,800       Symantec Corp.* ............................        537,824
                                                                ------------
                                                                   2,529,481


    SHARES                                                         VALUE
----------------------------------------------------------------------------

                 DIVERSIFIED
                   COMPANIES (2.7%)
    15,000       American Standard
                   Companies, Inc.* .........................   $    583,650
    15,000       Ametek, Inc. ...............................        454,800
     2,800       Brinks Company (The) .......................         84,476
     6,800       Danaher Corp. ..............................        348,704
     6,000       ESCO Technologies, Inc.* ...................        406,560
     5,000       Fortune Brands, Inc. .......................        370,450
     4,000       ITT Industries, Inc. .......................        319,960
     8,000       Pentair, Inc. ..............................        279,280
     5,000       Textron Inc. ...............................        321,350
     3,000       United Technologies Corp. ..................        280,140
                                                                ------------
                                                                   3,449,370

                 DRUG (2.5%)
     6,000       Biogen Idec, Inc.* .........................        367,020
     5,000       Celgene Corp.* .............................        291,150
     7,000       Covance Inc.* ..............................        279,790
    11,000       Elan Corporation, plc (ADR)* ...............        257,400
     5,000       Forest Laboratories, Inc.* .................        224,900
     7,500       Gilead Sciences, Inc.* .....................        280,350
    13,200       MGI Pharma, Inc.* ..........................        352,308
     7,200       Medicis Pharmaceutical Corp.
                   Class "A" ................................        281,088
    18,600       Salix Pharmaceuticals, Ltd.* ...............        400,272
    18,000       Teva Pharmaceutical Industries
                   Ltd. (ADR) ...............................        467,100
                                                                ------------
                                                                   3,201,378

                 E-COMMERCE (0.3%)
    39,000       TIBCO Software, Inc.*. .....................        331,890

                 EDUCATIONAL
                   SERVICES (1.0%)
     7,550       Apollo Group, Inc. Class "A"* ..............        553,944
    14,000       Career Education Corp.* ....................        398,020
    12,500       Education Management Corp.* ................        333,000
                                                                ------------
                                                                   1,284,964

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Schedule of Investments (unaudited)
================================================================================

    SHARES                                                         VALUE
----------------------------------------------------------------------------

                 ELECTRICAL
                   EQUIPMENT (0.8%)
     8,000       FLIR Systems, Inc.* ........................   $    468,000
    10,000       Rockwell Automation, Inc. ..................        387,000
     8,800       WESCO International, Inc.* .................        213,400
                                                                ------------
                                                                   1,068,400

                 ELECTRIC UTILITY --
                   CENTRAL (0.9%)
    10,000       Entergy Corp. ..............................        606,100
    11,000       TXU Corp. ..................................        527,120
                                                                ------------
                                                                   1,133,220

                 ELECTRIC UTILITY --
                   WEST (0.2%)
     8,000       Sempra Energy ..............................        289,520

                 ELECTRONICS (1.7%)
     7,000       Harman International
                   Industries, Inc. .........................        754,250
     6,000       Harris Corp. ...............................        329,640
    14,000       Paxar Corp.* ...............................        317,520
     7,300       Plantronics, Inc. ..........................        315,652
    13,500       Trimble Navigation Ltd.* ...................        426,600
                                                                ------------
                                                                   2,143,662

                 ENTERTAINMENT
                   TECHNOLOGY (0.5%)
     5,400       Avid Technology, Inc.* .....................        253,098
    18,000       Scientific Games Corp. Class "A"* ..........        343,800
                                                                ------------
                                                                     596,898

                 ENVIRONMENTAL (0.4%)
    10,000       Republic Services, Inc. ....................        297,600
     5,300       Stericycle, Inc.* ..........................        243,270
                                                                ------------
                                                                     540,870

                 FINANCIAL SERVICES --
                   DIVERSIFIED (1.8%)
    12,000       Countrywide Financial Corp. ................        472,680
     7,600       Doral Financial Corp. ......................        315,172
     6,000       Global Payments Inc. .......................        321,300
     6,000       Investors Financial Services Corp. .........        270,780
     4,500       New Century Financial Corp.* ...............        270,990


    SHARES                                                         VALUE
----------------------------------------------------------------------------
     8,700       ProAssurance Corp.* ........................   $    304,674
     9,000       SLM Corp. ..................................        401,400
                                                                ------------
                                                                   2,356,996

                 FOOD PROCESSING (1.1%)
     7,000       Bunge Limited ..............................        279,860
    15,000       Dean Foods Co.* ............................        450,300
     8,000       Ralcorp Holdings, Inc.* ....................        288,800
    12,400       United Natural Foods, Inc.* ................        329,840
                                                                ------------
                                                                   1,348,800

                 HOME APPLIANCE (0.7%)
     4,400       Black & Decker Corp. (The) .................        340,736
     8,100       Toro Company (The). ........................        553,230
                                                                ------------
                                                                     893,966

                 HOTEL/GAMING (1.6%)
     5,000       Boyd Gaming Corp. ..........................        140,750
     7,000       Choice Hotels, Inc. ........................        403,130
     6,000       MGM MIRAGE* ................................        297,900
    13,600       Penn National Gaming, Inc.* ................        549,440
     7,500       Station Casinos, Inc. ......................        367,800
     9,600       WMS Industries, Inc.* ......................        246,624
                                                                ------------
                                                                   2,005,644

                 HOUSEHOLD
                   PRODUCTS (1.4%)
    10,500       Church & Dwight Co., Inc. ..................        294,630
    10,000       Energizer Holdings, Inc.* ..................        461,000
     6,000       Procter & Gamble Co. (The) .................        324,720
     7,000       Scotts Company (The) Class "A"* ............        449,050
    11,000       Yankee Candle
                   Company, Inc. (The)* .....................        318,560
                                                                ------------
                                                                   1,847,960

                 INDUSTRIAL SERVICES (1.3%)
    19,500       Aaron Rents, Inc. ..........................        424,320
     8,000       C.H. Robinson Worldwide, Inc. ..............        371,120
     9,000       Expeditors International of
                   Washington, Inc. .........................        465,300
    10,350       Iron Mountain, Inc.* .......................        350,347
                                                                ------------
                                                                   1,611,087

--------------------------------------------------------------------------------
8

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                              September 30, 2004
================================================================================

    SHARES                                                         VALUE
----------------------------------------------------------------------------

                 INFORMATION
                   SERVICES (0.9%)
    13,000       Alliance Data Systems Corp.* ...............   $    527,280
     5,500       Dun & Bradstreet Corp. (The)* ..............        322,850
     4,000       Moody's Corp. ..............................        293,000
                                                                ------------
                                                                   1,143,130
                 INSURANCE -- LIFE (0.8%)
     7,400       AFLAC, Inc. ................................        290,154
     7,500       Delphi Financial Group, Inc.
                   Class "A" ................................        301,275
     8,200       Torchmark Corp. ............................        436,076
                                                                ------------
                                                                   1,027,505

                 INSURANCE -- PROPERTY &
                   CASUALTY (1.6%)
    12,500       Berkley (W.R.) Corp. .......................        527,000
    10,945       Fidelity National Financial, Inc. ..........        417,005
     1,400       Markel Corp.* ..............................        431,760
     7,500       RenaissanceRe Holdings Ltd. ................        386,850
     7,600       RLI Corp. ..................................        285,380
                                                                ------------
                                                                   2,047,995

                 MACHINERY (1.8%)
    10,000       Actuant Corp. Class "A"* ...................        412,100
     3,300       Briggs & Stratton Corp. ....................        267,960
     3,400       Caterpillar Inc. ...........................        273,530
    10,000       Donaldson Co., Inc. ........................        283,900
    15,000       Graco Inc. .................................        502,500
     7,500       IDEX Corp. .................................        254,700
     4,800       Roper Industries, Inc. .....................        275,808
                                                                ------------
                                                                   2,270,498

                 MANUFACTURED HOUSING/
                   RECREATIONAL
                   VEHICLE (0.4%)
    12,800       Winnebago Industries, Inc. .................        443,392

                 MEDICAL SERVICES (2.6%)
     7,400       Centene Corp.* .............................        315,092
     9,000       Coventry Health Care, Inc.* ................        480,330
    10,500       DaVita, Inc.* ..............................        327,075
    14,500       Renal Care Group, Inc.* ....................        467,335


    SHARES                                                         VALUE
----------------------------------------------------------------------------
     8,000       Sierra Health Services, Inc.* ..............   $    383,440
     8,200       United Surgical Partners
                   International, Inc.* .....................        281,670
     7,380       UnitedHealth Group Inc. ....................        544,201
     4,500       Wellpoint Health Networks, Inc.* ...........        472,905
                                                                ------------
                                                                   3,272,048

                 MEDICAL SUPPLIES (5.4%)
     4,000       Advanced Neuromodulation
                   Systems, Inc.* ...........................        121,400
     8,000       Bard (C.R.), Inc. ..........................        453,040
     5,000       Becton, Dickinson and Company ..............        258,500
    11,000       Biomet, Inc. ...............................        515,680
    10,000       Connetics Corp.* ...........................        270,200
    11,400       Cooper Companies, Inc. .....................        781,470
     7,100       Dade Behring Holdings, Inc.* ...............        395,598
    10,000       DENTSPLY International, Inc. ...............        519,400
     8,000       Fisher Scientific International, Inc.* .....        466,640
     5,000       Henry Schein, Inc.* ........................        311,550
     6,000       Inamed Corp.* ..............................        286,020
     9,000       Integra LifeSciences
                   Holdings Corp.* ..........................        288,990
     9,800       Mentor Corp. ...............................        330,064
     9,000       Respironics, Inc.* .........................        480,960
     7,700       St. Jude Medical, Inc.* ....................        579,579
    13,600       Varian Medical Systems, Inc.* ..............        470,152
     5,300       Zimmer Holdings, Inc.* .....................        418,912
                                                                ------------
                                                                   6,948,155

                 METAL FABRICATING (0.2%)
     3,200       Illinois Tool Works Inc. ...................        298,144

                 METALS & MINING --
                   DIVERSIFIED (0.2%)
    13,000       Allegheny Technologies
                   Incorporated .............................        237,250

                 NATURAL GAS --
                   DISTRIBUTION (0.9%)
     8,200       AGL Resources Inc. .........................        252,314
     9,000       Energen Corp. ..............................        463,950
    13,050       UGI Corp. ..................................        486,243
                                                                ------------
                                                                   1,202,507

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Schedule of Investments (unaudited)
================================================================================

    SHARES                                                         VALUE
----------------------------------------------------------------------------

                 NATURAL GAS --
                   DIVERSIFIED (1.7%)
     7,500       Equitable Resources, Inc. ..................   $    407,325
    17,000       Patina Oil & Gas Corp. .....................        502,690
     6,000       Questar Corp. ..............................        274,920
     7,000       Southwestern Energy Co.* ...................        293,930
    20,000       XTO Energy, Inc. ...........................        649,600
                                                                ------------
                                                                   2,128,465

                 NEWSPAPER (1.0%)
     6,300       Lee Enterprises, Inc. ......................        291,942
     4,000       McClatchy Co. (The) Class "A" ..............        283,320
     5,600       Scripps (E.W.) Co. Class "A" ...............        267,568
       500       Washington Post Co. (The)
                   Class "B" ................................        460,000
                                                                ------------
                                                                   1,302,830

                 OILFIELD SERVICES/
                   EQUIPMENT (0.2%)
     9,000       FMC Technologies, Inc.* ....................        300,600

                 PACKAGING &
                   CONTAINER (1.0%)
    12,000       Ball Corp. .................................        449,160
     7,500       CLACOR Inc. ................................        357,525
    12,500       Jarden Corp.* ..............................        456,125
                                                                ------------
                                                                   1,262,810

                 PETROLEUM --
                   PRODUCING (1.9%)
    10,500       Apache Corp. ...............................        526,155
     8,000       Burlington Resources, Inc. .................        326,400
    23,000       Chesapeake Energy Corp. ....................        364,090
     9,000       Evergreen Resources, Inc.* .................        354,150
     5,000       Range Resources Corp. ......................         87,450
     5,000       Suncor Energy, Inc. ........................        160,050
     3,700       Tenaris S.A. (ADR) .........................        168,683
     9,300       Ultra Petroleum Corp.* .....................        456,165
                                                                ------------
                                                                   2,443,143


    SHARES                                                         VALUE
----------------------------------------------------------------------------

                 PETROLEUM --
                   INTEGRATED (0.9%)
    13,000       Denbury Resources, Inc.* ...................   $    330,200
     7,000       Murphy Oil Corp ............................        607,390
     7,000       Premcor Inc. * .............................        269,500
                                                                ------------
                                                                   1,207,090

                 PRECISION
                   INSTRUMENT (0.3%)
     8,000       Kronos Inc.* ...............................        354,320

                 PUBLISHING (0.5%)
     4,000       McGraw-Hill Companies,
                   Inc. (The) ...............................        318,760
     6,000       Meredith Corp. .............................        308,280
                                                                ------------
                                                                     627,040

                 R.E.I.T. (0.7%)
    10,000       Corrections Corp of America* ...............        353,600
     9,000       Pan Pacific Retail Properties, Inc. ........        486,900
                                                                ------------
                                                                     840,500

                 RAILROAD (0.3%)
     7,500       Canadian National Railway Co. ..............        363,750

                 RECREATION (1.3%)
     7,000       Brunswick Corp. ............................        320,320
     5,000       Harley-Davidson, Inc. ......................        297,200
     7,300       Royal Caribbean Cruises Ltd. ...............        318,280
    11,250       SCP Pool Corp. .............................        300,825
    10,500       Shuffle Master Inc.* .......................        393,330
                                                                ------------
                                                                   1,629,955

                 RESTAURANT (2.1%)
    22,250       Applebee's International, Inc. .............        562,480
     8,000       P.F. Chang's China Bistro, Inc.* ...........        387,920
    19,500       RARE Hospitality
                   International, Inc.* .....................        519,675
    15,000       Ruby Tuesday, Inc. .........................        418,050
    18,000       Sonic Corp.* ...............................        461,340
     9,000       Yum! Brands, Inc. ..........................        365,940
                                                                ------------
                                                                   2,715,405

--------------------------------------------------------------------------------
10

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                              September 30, 2004
================================================================================

    SHARES                                                         VALUE
----------------------------------------------------------------------------

                 RETAIL AUTOMOTIVE (0.2%)
     6,400       O'Reilly Automotive, Inc.*. ................   $    245,056

                 RETAIL BUILDING
                   SUPPLY (1.0%)
     9,000       Fastenal Co. ...............................        518,400
    12,400       Hughes Supply, Inc. ........................        372,868
    14,000       Tractor Supply Co.* ........................        440,160
                                                                ------------
                                                                   1,331,428

                 RETAIL -- SPECIAL
                   LINES (3.9%)
    15,000       Aeropostale, Inc.* .........................        393,000
     7,000       American Eagle Outfitters Inc. .............        257,950
    13,000       Bed Bath & Beyond Inc.* ....................        482,430
    14,000       Chico's FAS, Inc.* .........................        478,800
    11,000       Claire's Stores, Inc. ......................        275,440
    11,000       Coach, Inc.* ...............................        466,620
     8,400       Dick's Sporting Goods, Inc.* ...............        299,208
    16,500       Fossil, Inc.* ..............................        510,510
     7,000       Guitar Center, Inc.* .......................        303,100
     8,000       Petco Animal Supplies, Inc.* ...............        261,280
    12,000       PETsMART, Inc. .............................        340,680
    13,000       Quiksilver, Inc.* ..........................        330,460
    10,200       Urban Outfitters, Inc.* ....................        350,880
    10,000       Zale Corp.* ................................        281,000
                                                                ------------
                                                                   5,031,358

                 RETAIL STORE (0.2%)
     7,000       Target Corp. ...............................        316,750

                 SECURITIES
                   BROKERAGE (0.3%)
     4,400       Bear Stearns Companies, Inc. (The) .........        423,148

                 SHOE (0.5%)
    14,000       Genesco, Inc.* .............................        329,700
     4,000       Nike, Inc. Class "B" .......................        315,200
                                                                ------------
                                                                     644,900

                 TELECOMMUNICATIONS
                   EQUIPMENT (0.2%)
    10,000       Marvell Technology Group Ltd.* .............        261,300


    SHARES                                                         VALUE
----------------------------------------------------------------------------

                 TELECOMMUNICATION
                   SERVICES (1.0%)
    11,400       Dycom Industries, Inc.* ....................   $    323,646
     9,000       NII Holdings, Inc. Class "B"* ..............        370,890
    13,000       Sprint Corp. ...............................        261,690
    12,000       Western Wireless Corp. Class "A"* ..........        308,520
                                                                ------------
                                                                   1,264,746

                 THRIFT (1.4%)
     6,600       FirstFed Financial Corp.* ..................        322,608
     4,000       Golden West Financial Corp. ................        443,800
    13,500       Hudson City Bancorp, Inc. ..................        482,490
    22,000       Sovereign Bancorp, Inc. ....................        480,040
                                                                ------------
                                                                   1,728,938

                 TIRE & RUBBER (0.2%)
     4,400       Carlisle Companies, Inc.. ..................        281,292

                 TOILETRIES/
                   COSMETICS (0.5%)
    15,000       Nu Skin Enterprises, Inc. Class "A" ........        352,650
     7,600       Regis Corp. ................................        305,672
                                                                ------------
                                                                     658,322

                 TRUCKING (1.3%)
    10,000       Hunt (J.B.) Transport Services, Inc. .......        371,400
    11,200       Landstar System, Inc.* .....................        657,216
    21,250       Werner Enterprises, Inc. ...................        410,337
     6,000       Yellow Roadway Corp.*. .....................        281,340
                                                                ------------
                                                                   1,720,293

                 WATER UTILITY (0.2%)
    12,200       Aqua America, Inc.. ........................        269,742

                 WIRELESS
                   NETWORKING (0.5%)
    33,000       Alomosa Holdings, Inc.* ....................        252,120
     4,700       Research In Motion Ltd.* ...................        358,798
                                                                ------------
                                                                     610,918
                                                                ------------

                 TOTAL COMMON STOCKS
                 (COST $70,737,532) .........................     95,009,591
                                                                ------------

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Schedule of Investments (unaudited)
================================================================================

PRINCIPAL
  AMOUNT                                                          VALUE
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (12.9%)
$2,000,000       Private Export Funding
                   Corporation Notes Series "J"
                   7.65%, 5/15/06 ...........................   $  2,156,328
 3,000,000       Federal Home Loan Bank,
                   2.75%, 10/27/06 ..........................      2,990,907
 2,500,000       Federal Home Loan Bank, due
                   12/29/06, 2% to 12/29/04,
                   4% thereafter ............................      2,498,253
 1,000,000       Federal National
                   Mortgage Association
                   3.250%, 1/15/08 ..........................        998,197
 2,500,000       Federal Home Loan Mortgage
                   Corp. 5.750%, 1/15/12 ....................      2,727,942
 4,000,000       Federal Home Loan Mortgage
                   Corp. 5.125%, 7/15/12 ....................      4,201,564
 1,000,000       Federal Home Loan Mortgage
                   Corp. 4.500%, 1/15/13 ....................      1,004,682
                                                                ------------
                 TOTAL U.S. GOVERNMENT
                   AGENCY OBLIGATIONS
                   (COST $16,048,748) .......................     16,577,873
                                                                ------------

CORPORATE BONDS & NOTES (0.8%)
 1,000,000       SLM Corporation Floating Rate
                   Notes 4.89%,**4/1/14 .....................        982,270
                                                                ------------
                 TOTAL CORPORATE
                   BONDS & NOTES
                   (COST $992,824) ..........................
                 TOTAL INVESTMENT
                   SECURITIES (87.9%)
                   (COST $87,779,104) .......................    112,569,734
                                                                ------------


PRINCIPAL
 AMOUNT                                                           VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS (12.0%)
(INCLUDING ACCRUED INTEREST)
$4,000,000       Collateralized by U.S. Treasury
                 Notes, $3,965,000 4.25%,
                 due 11/15/13, with a
                 value of $4,079,613 (with
                 State Street Bank and
                 Trust Co., 1.60%,
                 dated 9/30/04, due
                 10/1/04, delivery value
                 of $4,000,178) .............................   $  4,000,178
 5,700,000       Collateralized by $5,640,000
                   U.S. Treasury Notes 4.25%,
                   due 11/15/13, value
                   $5,806,556 (with Morgan
                   Stanley, 1.59%, dated
                   9/30/04, due 10/1/04,
                   delivery value $5,700,252) ...............      5,700,252
 5,700,000       Collateralized by $4,619,000
                   U.S. Treasury Bonds 6.875%,
                   due 8/15/25, value
                   $5,822,105 (with UBS
                   Warburg LLC 1.55%, dated
                   9/30/04, due 10/1/04,
                   delivery value $5,700,245) ...............      5,700,245
                                                                ------------
                 TOTAL REPURCHASE
                   AGREEMENTS
                   (COST $15,400,675) .......................     15,400,675
                                                                ------------
                 CASH AND OTHER ASSETS
                   LESS LIABILITIES (0.1%) ..................        63,991
                                                                ------------
                 NET ASSETS (100.0%) ........................   $128,034,400
                                                                ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  OUTSTANDING SHARE
  ($128,034,400 DIVIDED BY 6,738,292
  SHARES OUTSTANDING) .......................................   $     19.00
                                                                ============

* NON-INCOME PRODUCING
(ADR) AMERICAN DEPOSITARY RECEIPTS
**RATE AT 9/30/04. FLOATING RATE CHANGES MONTHLY.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                                                                   VALUE LINE ASSET ALLOCATION FUND, INC.

Statement of Assets and Liabilities                                  Statement of Operations for the
at September 30, 2004 (unaudited)                                    Six Months Ended September 30, 2004 (unaudited)
==================================================================================================================================

ASSETS:                                                              INVESTMENT INCOME:
Investment securities, at value                                      Interest and other ....................  $   480,832
   (Cost - $87,779,104) ....................   $112,569,734          Dividends (net of foreign withholding
Repurchase agreements                                                   tax of $3,318) .....................      386,978
   (Cost - $15,400,675) ....................     15,400,675                                                   -----------
Cash .......................................         99,469               Total Income .....................      867,810
Dividends and interest receivable ..........        226,096                                                   -----------
Receivable for capital shares sold .........        117,851          EXPENSES:
Receivable for securities sold .............         89,252          Advisory fee ..........................      452,239
                                               ------------          Service and distribution plan fee .....      173,938
      TOTAL ASSETS .........................    128,503,077          Custodian fees ........................       31,756
                                               ------------          Auditing and legal fees ...............       31,108
LIABILITIES:                                                         Transfer agent fees ...................       21,800
Payable for capital shares repurchased .....         73,058          Accounting & bookkeeping expense ......       16,200
Payable for securities purchased ...........        272,608          Printing ..............................       14,872
Accrued expenses:                                                    Insurance, dues and other .............       14,527
   Advisory fee payable ....................         68,493          Registration and filing fees ..........       11,091
   Service and distribution plan fees                                Directors' fees and expenses ..........       10,390
      payable ..............................         26,344          Postage ...............................        4,710
   Other ...................................         28,174                                                   -----------
                                               ------------               Total Expenses Before Custody
      TOTAL LIABILITIES ....................        468,677                  Credits .......................      782,631
                                               ------------               Less: Custody Credits ............         (567)
NET ASSETS .................................   $128,034,400                                                   -----------
                                               ============               Net Expenses .....................      782,064
NET ASSETS CONSIST OF:                                                                                        -----------
Capital stock, at $.001 par value                                    NET INVESTMENT INCOME .................       85,746
   (authorized 300,000,000, outstanding                                                                       -----------
   6,738,292 shares) .......................   $      6,738          NET REALIZED AND UNREALIZED GAIN
Additional paid-in capital .................    106,003,258             ON INVESTMENTS:
Undistributed net investment income ........        167,444               Net Realized Gain ................    8,429,008
Accumulated net realized loss on                                          Change in Net Unrealized
   investments .............................     (2,933,670)                 Appreciation ..................   (9,421,019)
Net unrealized appreciation of                                                                                -----------
   investments .............................     24,790,630          NET REALIZED GAIN AND CHANGE IN NET
                                               ------------             UNREALIZED APPRECIATION ON
NET ASSETS .................................   $128,034,400             INVESTMENTS ........................     (992,011)
                                               ============                                                   -----------
NET ASSET VALUE, OFFERING AND                                        NET DECREASE IN NET ASSETS FROM
   REDEMPTION PRICE, PER                                                OPERATIONS .........................  $  (906,265)
   OUTSTANDING SHARE ($128,034,400 DIVIDED                                                                    ===========
   BY 6,738,292 SHARES OUTSTANDING) ........   $      19.00
                                               ============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


VALUE LINE ASSET ALLOCATION FUND, INC.

Statement of Changes in Net Assets
for the Six Months Ended September 30, 2004 (unaudited) and for the Year Ended March 31, 2004
================================================================================================================

                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                          SEPTEMBER 30, 2004        MARCH 31,
                                                                              (UNAUDITED)             2004
                                                                         ---------------------------------------
OPERATIONS:
 Net investment income ...............................................      $      85,746        $     345,101
 Net realized gain on investments ....................................          8,429,008           17,801,024
 Change in net unrealized appreciation ...............................         (9,421,019)          18,131,836
                                                                            ----------------------------------
 Net (decrease) increase in net assets from operations ...............           (906,265)          36,277,961
                                                                            ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...............................................                 --             (302,617)
                                                                            ----------------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................          5,365,244           25,136,383
 Proceeds from reinvestment of distributions to shareholders .........                 --              296,384
 Cost of shares repurchased ..........................................        (26,151,558)         (49,842,909)
                                                                            ----------------------------------
 Net decrease from capital share transactions ........................        (20,786,314)         (24,410,142)
                                                                            ----------------------------------
TOTAL (DECREASE) INCREASE IN NET ASSETS ..............................        (21,692,579)          11,565,202
NET ASSETS:
 Beginning of period .................................................        149,726,979          138,161,777
                                                                            ----------------------------------
 End of period .......................................................      $ 128,034,400        $ 149,726,979
                                                                            ==================================
NET UNDISTRIBUTED INVESTMENT INCOME, AT END OF PERIOD ................      $     167,444        $      81,698
                                                                            ==================================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

Notes to Financial Statements (unaudited)                     September 30, 2004
================================================================================

1. Significant Accounting Policies

Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Notes to Financial Statements (unaudited)
================================================================================

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                       SIX MONTHS ENDED        YEAR ENDED
                                      SEPTEMBER 30, 2004       MARCH 31,
                                          (UNAUDITED)             2004
                                     --------------------   ---------------
Shares sold ........................         287,545            1,491,340
Shares issued in
   reinvestment of
   dividends and distri-
   butions .........................              --               16,393
                                             -------            ---------
                                             287,545            1,507,733
Shares repurchased .................      (1,410,207)          (2,927,305)
                                          ----------           ----------
Net decrease .......................      (1,122,662)          (1,419,572)
                                          ==========           ==========

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                           SIX MONTHS ENDED
                                                          SEPTEMBER 30, 2004
                                                             (UNAUDITED)
                                                          ------------------
PURCHASES:
Investment Securities .................................      $34,015,112
                                                             ===========
SALES:
Investment Securities .................................      $52,258,583
                                                             ===========

4. Income Taxes

At September 30, 2004 (unaudited), information on the tax components of capital is as follows:

Cost of investments for tax purposes .....................   $103,179,779
                                                             ============
Gross tax unrealized appreciation ........................   $ 25,414,910
Gross tax unrealized depreciation ........................        624,280
                                                             ------------
Net tax unrealized appreciation on
   investments ...........................................   $ 24,790,630
                                                             ============
Capital loss carryforward expiring
   March 31, 2011 ........................................   $  2,937,757
                                                             ============

In the six-month period ended September 30, 2004 the Fund has utilized 8,429,008 of its loss carryforward. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $452,239 was paid or payable to Value Line, Inc. the Fund's investment adviser (the "Adviser"), for the six-month period ended September 30, 2004. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2004, fees amounting to $173,938 were paid or payable to the Distributor under this Plan.

For the six months ended September 30, 2004, the Fund's expenses were reduced by $567 under a custody credit arrangement with the Custodian.

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16

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                              September 30, 2004
================================================================================

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the six months ended September 30, 2004, the Fund paid brokerage commissions totaling $45,909 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 2004, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,369,311 shares of the Fund's capital stock, representing 20% of the outstanding shares. In addition, officers and directors owned 12,172 shares of capital stock, representing less than 1% of the outstanding shares.


































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                                                                              17

VALUE LINE ASSET ALLOCATION FUND, INC.

Financial Highlights
================================================================================

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                        SIX MONTHS
                                           ENDED                                 YEARS ENDED MARCH 31,
                                    SEPTEMBER 30, 2004   ---------------------------------------------------------------------
                                        (UNAUDITED)          2004           2003          2002           2001          2000
                                   ===========================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD                              $   19.05       $   14.89      $   17.41      $   16.54      $   20.88      $   17.99
                                        --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                       .01             .04            .02            .01            .23            .33
  Net gains (or losses) on
    securities (both realized
    and unrealized)                          (.06)           4.16          (2.53)            92          (3.84)          4.04
                                        --------------------------------------------------------------------------------------
  Total from investment
    operations                               (.05)           4.20          (2.51)            93          (3.61)          4.37
                                        --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                          --            (.04)          (.01)          (.06)          (.32)          (.24)
  Distributions from
    realized gains                             --              --             --             --           (.41)         (1.24)
                                        --------------------------------------------------------------------------------------
  Total distributions                          --            (.04)          (.01)          (.06)          (.73)         (1.48)
                                        --------------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD                          $   19.00       $   19.05      $   14.89      $   17.41      $   16.54      $   20.88
                                        ======================================================================================
TOTAL RETURN                                (0.26)%+        28.20%        (14.42)%         5.60%        (17.59)%        25.02%
                                        ======================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)                             $ 128,034       $ 149,727      $ 138,162      $ 216,207      $ 270,469      $ 311,715
Ratio of operating expenses to
 average net assets(1)                       1.13%*          1.11%          1.09%          1.03%          1.01%          1.03%
Ratio of net investment income
 to average net assets                       0.12%*          0.23%          0.09%           --%           1.21%          1.93%
Portfolio turnover rate                        28%+            60%            51%            62%           123%            72%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE YEARS ENDED MARCH 31, 2004, 2003, 2002, 2001, AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED), AND 1.02% FOR THE YEAR ENDED MARCH 31, 2000.

 + NOT ANNUALIZED

 * ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
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

                                          VALUE LINE ASSET ALLOCATION FUND, INC.


================================================================================























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                                                                              19

THE VALUE LINE ASSET ALLOCATION FUND, INC.

                         The Value Line Family of Funds
================================================================================

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.



* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243- 2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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20